Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 285,948				$ 285,948
Total revenue	285,948				285,948
Cost of Goods Sold	207,918				207,918
Gross margin	78,030				78,030
Operating expenses
Depreciation and amortization	35,284		136		36,389		412		$ 546		$ 554
Marketing and promotion	64,484		11,258		182,407		276,371		292,522		256,450
Consulting fees	621,103		226,104		1,367,005		784,420		1,367,273		279,767
Office and administrative	726,543		167,074		1,255,413		447,874		1,092,576		347,653
Professional fees	389,111		174,437		939,754		266,433		563,242		132,600
Investor relations	44,380		36,862		161,157		134,427		208,326		91,009
Research and development	15,000		4,098		114,108		59,651		104,654		7,410
Repairs and maintenance	312,579				312,579
Foreign exchange (gain) loss	4,174		(991)		3,677		990		5,846		6,130
Travel and entertainment	64,273		6,637		119,684		11,253		28,581		19,385
Total operating expenses	2,276,931		625,615		4,492,173		1,981,831		3,663,566		1,140,958
Net loss from continuing operations before other income (expense)	(2,198,901)		(625,615)		(4,414,143)		(1,981,831)
Other income (expense)
Finance cost	(179,479)				(179,479)
Listing expense											(450,079)
Change in fair value of derivative liabilities			65,474				367,277		369,158		(71,266)
Gain on the termination of intangible assets					129,613
Interest income	24,406		95		89,789		245		12,891		5,564
Interest expense	(17,401)		(641,807)		(27,877)		(684,576)		(735,197)
Dividend income	5,775				8,791
Other Income	5,914				5,914
Realized gain (loss) on investments	(25,871)				(397,365)
Unrealized gain (loss) on investments	(230,461)				8,438
Net loss from continuing operations	(2,616,018)		(1,201,853)		(4,776,319)		(2,298,885)		(4,016,714)		(1,656,739)
Loss from discontinued operations (Note 4)	21,698		(299,404)		11,189		(2,012,113)		(2,229,023)		(2,644,778)
Total net loss	(2,594,320)		(1,501,257)		(4,765,130)		(4,310,998)		(6,245,737)		(4,301,517)
Other comprehensive income (loss)
Currency translation adjustment	469		(1,014)		(416)		26		(539)		91
Total comprehensive loss	$ (2,593,851)		$ (1,502,271)		$ (4,765,546)		$ (4,310,972)		$ (6,246,276)		$ (4,301,426)
Basic and diluted loss per share
Continuing operations, basic (in Dollars per share)	$ (4.95)		$ (265.779)		$ (13.731)		$ (589.609)		$ (50.473)		$ (215.834)
Continuing operations, diluted (in Dollars per share)	(4.95)		(265.779)		(13.731)		(589.609)
Discontinued operations, basic (in Dollars per share)	0.041		(66.211)		0.032		(516.059)		$ (28.009)		$ (344.552)
Discontinued operations, diluted (in Dollars per share)	$ 0.041		$ (66.211)		$ 0.032		$ (516.059)
Weighted average shares outstanding (in Shares)	528,472	[1]	4,522	[1]	347,847	[1]	3,899	[1]	79,582	[2]	7,676	[2]

[1]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024, the subsequent 1-for-7 reverse stock split that became effective March 10, 2025, and the 1 for 3.5 reverse stock split that became effective on September 2, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-4,900. Refer to Note 1, “Organization and nature of operations”
[2]	Reflects retrospectively the 1-for-200 reverse stock split that became effective on November 27, 2024 and the subsequent 1-for-7 reverse stock split that became effective March 10, 2025. On a combined basis, this reflects retrospectively a reverse stock split of 1-for-1,400. Refer to Note 1, “Organization and nature of operations”